ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Uncovered Loans – For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual, and classified loans, and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a TDR are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies, and other influencing factors.

With the exception of loans modified as TDRs, consumer loans are evaluated as an asset type within a category (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans which includes residential real estate, installment, home equity, credit card loans, and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions, and other significant influencing factors. Consumer loan relationships modified as TDRs greater than $100,000 are individually reviewed to determine if a specific allowance is necessary.

There were no material changes to First Financial's accounting policies or methodology related to the allowance for loan and lease losses during 2011.

First Financial's policy is to charge-off all or a portion of a commercial loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or from the liquidation of collateral.

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period	$57,235	$59,311	$35,873
Provision for loan losses	19,210	33,564	56,084
Loans charged off	(25,798)	(38,351)	(34,949)
Recoveries	1,929	2,711	2,303
Balance at end of period	$52,576	$57,235	$59,311

Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered Loans – In accordance with the accounting guidance for business combinations, there was no allowance brought forward on covered loans as any credit deterioration evident in the loans at the time of acquisition was included in the determination of the fair value of the loans at the acquisition date.

The majority of covered loans are accounted for under FASB ASC Topic 310-30, whereby First Financial is required to periodically re-estimate the expected cash flows on the loans. For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial grouped acquired loans into pools based on common risk characteristics. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Estimated reimbursements due from the FDIC under loss share agreements related to any declines in expected cash flows for a pool of loans are recorded as noninterest income and an increase to the FDIC indemnification asset in the same period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool and a related adjustment to the yield on the FDIC indemnification asset.

First Financial performs periodic valuation procedures to re-estimate the expected cash flows on covered loans accounted for under FASB ASC Topic 310-30 and compare the present value of expected cash flows to the carrying value of the loans at the pool level. In order to estimate expected cash flows, First Financial specifically reviews a sample of these covered loans each period to assist in the determination of appropriate probability of default and loss given default assumptions to be applied to the remainder of the portfolio. The estimate of expected cash flows may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in observable market and industry data, such as prepayment speeds and collateral values. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

First Financial continued to update the valuations related to covered loans during 2011 and, as a result of impairment in certain loan pools, recognized total provision expense of $64.1 million and realized net charge-offs of $37.7 million, resulting in an allowance of $42.8 million as of December 31, 2011. During 2010, the Company recognized total provision expense of $63.1 million and realized net charge-offs of $46.7 million, resulting in an ending allowance of $16.5 million.  Additionally, the Company recognized loss share expenses of $12.8 million for 2011 and $1.5 million for 2010 primarily related to losses on covered OREO during the period.  The receivable due from the FDIC under loss share agreements related to the covered provision expense and losses on covered OREO of $60.9 million for 2011 and $51.8 million for 2010 was recognized as FDIC loss sharing income and a corresponding increase to the FDIC indemnification asset.

The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

	December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$8,787	$7,213	$232	$261	$16,493
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$8,787	$7,213	$232	$261	$16,493

Changes in the allowance for loan and lease losses on covered loans for the two years ended December 31 were as follows:

(Dollars in thousands)	2011	2010
Balance at beginning of year	$16,493	$0
Provision for loan and lease losses	64,081	63,144
Loans charged-off	(45,604)	(46,992)
Recoveries	7,865	341
Balance at end of year	$42,835	$16,493